Note 7 - Leases (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Lease Information [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$

Assets
Right-of-use asset, net	1,235	-

Liability
Lease liability, current	1,059	-
Lease liability, non-current	250	-

Lease, Cost [Table Text Block]
	For the year ended June 30
	2024	2025
	US$	US$

Operating lease expense
Amortization of right-of-use asset	963	495
Interest of lease liability	61	17
Total	1,024	512

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$
Twelve months ending June 30,
2025	1,085	-
2026	250	-
Total lease payments	1,335	-
Less: imputed interest	26	-
Total	1,309	-